Goodwill (Tables)	12 Months Ended
Mar. 31, 2014
Goodwill
Schedule of changes in the balance of goodwill

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Beginning of period, as retrospectively adjusted (Note 2)	$555,220	$167,245	$8,568
Acquisitions	551,786	387,975	158,677
End of period, as retrospectively adjusted (Note 2)	$1,107,006	$555,220	$167,245

Schedule of goodwill by reportable segment, including changes to goodwill

	March 31,
	2014	2013
	(in thousands)
Crude oil logistics	$606,383	$246,345
Water solutions	262,203	109,470
Liquids	90,135	87,136
Retail propane	114,285	112,269
Refined products	22,000	—
Renewables	12,000	—
	$1,107,006	$555,220